FIXED ASSETS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	May 31, 2023	May 31, 2022	Feb. 28, 2023	Feb. 28, 2022
Restructuring Cost and Reserve [Line Items]
Vehicle net book value				$ 875
Proceeds on disposal of fixed assets				30,000
Gain on disposal of fixed assets				29,125
Robotic Assistance Devices LLC [Member]
Restructuring Cost and Reserve [Line Items]
Additions to fixed assets	$ 32,173	$ 93,730	258,402	115,493
Assets transfers from inventory	28,710	5,516	52,471	12,868
Remaining additions to fixed assets	3,463	88,214
Depreciation expense	$ 45,101	$ 22,581	$ 132,937	$ 24,376